Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

VW Credit, Inc. (the “Company”)

BofA Securities, Inc.

(together, the “Specified Parties”)

Re: Volkswagen Credit Auto Master Owner Trust, Auto Dealer Loan Backed Notes, Series 2026-1 – Data Files Procedures

We have performed the procedures described below on:

(i)	the specified attributes in an electronic data file entitled “VMOT 2026-1 Selected Sample Accounts (25 records).xlsx” provided by the Company on May 13, 2026, containing information on 25 dealer floorplan accounts (the “Accounts”) as of April 30, 2026 (the “Accounts Data File”), and

(ii)	the specified attributes in an electronic data file entitled “KPMG AUP Audit- VMOT 2026-1 Selected Sample Receivables (125 records).xlsx” provided by the Company on May 13, 2026, containing information on 125 dealer floorplan receivables (the “Receivables”) as of April 30, 2026 (the “Receivables Data File,” and together with the Accounts Data File, the “Data Files”).

We were informed the Receivables from the related Accounts are intended to be included as collateral in the offering of Volkswagen Credit Auto Master Owner Trust, Auto Dealer Loan Backed Notes, Series 2026-1. The Company is responsible for the specified attributes identified by the Company in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and numbers of days were within $1.00, 0.1%, and 10 days, respectively.

•	The term “Sample Selection File” means an electronic data file entitled “Sample List sent to KPMG.xlsx” provided by the Company on May 6, 2026, unique identifiers for 388 dealer floorplan accounts and 58,357 dealer floorplan receivables.

•	The term “Asset Files” means the following information provided as electronic copies and/or images by the Company:

–	Contract: agreement between the Company and counterparty related to each Selected Account (defined below)

–	Monthly Dealer Invoice: a report for each Selected Account containing balance and payment information as of April 30, 2026

–	Dealer Profile Screenshots: screenshots from the Company’s Crowe Portfolio Analyzer system related to each Selected Account

–	Asset Management Screenshots: screenshots from the Company’s DataScan system related to each Selected Account or Selected Receivable (defined below)

–	VIN Decoder Screenshots: screenshots from the Company’s VIN management system related to each Selected Receivable

•	The term “Dealer Risk Schedule” means a schedule entitled “Adjusted Risk Score Screeshots.xlsx” provided by the Company on May 18, 2026, which contained the Company’s internal risk rating for each of the Selected Accounts.

•	The term “Dealer Group and Vehicle Make Mapping Schedule” means electronic mail correspondence provided by the Company on May 22, 2026, confirming (i) alternate dealer group names found in the Provided Information (defined below) which may be considered equivalent to corresponding Dealer Group information contained in the Data Files, and (ii) alternate vehicle make names found in the VIN Decoder Screenshots which may be considered equivalent to corresponding VEHICLEMAKE information contained in the Data Files.

•	The term “Model Mapping Schedule” means an electronic data file entitled “Vehicle Short Model Mapping.xlsx” provided by the Company on May 22, 2026, and electronic mail correspondence provided by the Company on May 26, 2026, containing alternate model names found in the VIN Decoder Screenshots which may be considered equivalent to corresponding VEHICLESHORTMODEL information contained in the Data Files.

•	The term “Source Documents” means the following information provided by the Company:

–	Asset Files

–	Dealer Risk Schedule

–	Dealer Group and Vehicle Make Mapping Schedule

–	Model Mapping Schedule

The Source Documents were represented by the Company to be either electronic copies of the original Source Documents, and/or electronic representations of the records contained within the Company’s systems. We make no representation regarding the validity, enforceability, authenticity, or accuracy of the information in the documents, or the documents themselves, or the execution of the Contract by the borrower.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit A.

•	The term “Provided Information” means the Sample Selection File, Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 25 dealer floorplan accounts from the Sample Selection File using a random sampling tool (the “Selected Accounts”). A listing of the Selected Accounts is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Accounts we were instructed to randomly select from the Sample Selection File.

B.	For each Selected Account, we compared or recomputed the specified attributes in the Account Data File, listed in the Attribute column of the table below, to or using the corresponding information included in the Source Documents, listed in the Provided Information column of the table below, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Account Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Provided Information
Dealer Group	Contract, Dealer Invoice, Dealer Profile Screenshots, Dealer Group and Vehicle Make Mapping Schedule
Dealer State	Contract, Dealer Invoice, Dealer Profile Screenshots
New Floor Plan Principal Balance	Dealer Invoice, Asset Management Screenshots
Used Floorplan Principal Balance	Dealer Invoice, Asset Management Screenshots
CMA Balance	Dealer Invoice, Asset Management Screenshots
Net Balance	Dealer Invoice, Asset Management Screenshots, Instructions
New Rate	Dealer Invoice, Asset Management Screenshots
Used Rate	Dealer Invoice, Asset Management Screenshots, Instructions
Index	Dealer Invoice, Asset Management Screenshots
Total Interest Due	Dealer Invoice, Asset Management Screenshots
Current Principal Balance	Dealer Invoice, Asset Management Screenshots
Credit Limit	Dealer Risk Schedule, Asset Management Screenshots
Dealer Risk Rating	Dealer Risk Schedule, Asset Management Screenshots

We found such information to be in agreement except as listed in Exhibit C.

C.	We randomly selected a sample of 125 dealer floorplan receivables from the Sample Selection File using a random sampling tool (the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Sample Selection File.

D.	For each Selected Receivable, we compared or recomputed the specified attributes in the Receivables Data File, listed in the Attribute column of the table below, to or using the corresponding information included in the Source Documents, listed in the Provided Information column of the table below, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Receivables Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Provided Information
Receivable Number	Asset Management Screenshots
Vehicle Identification Number	Asset Management Screenshots
Initial Funding Amount	Asset Management Screenshots
VEHICLEYR	VIN Decoder Screenshots
VEHICLEMAKE	VIN Decoder Screenshots, Dealer Group and Vehicle Make Mapping Schedule
VEHICLESHORTMODEL	VIN Decoder Screenshots, Model Mapping Schedule, Instructions
NEWUSEDIND	Asset Management Screenshots, Instructions
Days in Inventory	Asset Management Screenshots, Instructions
Effective Date of Dealer Inventory	Asset Management Screenshots, Dealer Invoice
Vehicle Age	Dealer Invoice, Asset Management Screenshots, Instructions

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Accounts or Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Accounts or Receivables being securitized, (iii) the compliance of the originator of the Accounts or Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Accounts or Receivables that would be material to the likelihood that the issuer of the asset-backed notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

May 27, 2026

Exhibit A – Instructions

Number	Attribute	Instructions
1.	Net Balance

For Accounts where CMA Balance is greater than New Floor Plan Principal Balance recompute as:

a.       New Floor Plan Principal Balance

  plus

b.       Used Floorplan Principal Balance

  minus

c.       New Floor Plan Principal Balance times 70%

Otherwise, recompute as:

a.       New Floor Plan Principal Balance

  plus

b.       Used Floorplan Principal Balance

  minus

c.       CMA Balance

2.	Used Rate	Do not perform this procedure for Accounts for which the Used Floorplan Principal Balance is $0.
3.	VEHICLESHORTMODEL	Compare the Data Files value to the Provided Information value excluding trim or engine type.
4.	NEWUSEDIND	Consider Receivables for which the terms “Brasshat” or “Used” are observed in the Asset Management Screenshots to be “Used” and all other Receivables “New.”
5.	Days in Inventory	Recompute as a. the number of days between April 30, 2026 and Effective Date of Dealer Inventory plus b. one (1) day
6.	Vehicle Age	Recompute as a. the number of days between April 30, 2026 and Effective Date of Dealer Inventory divided b. 360

A-1

Exhibit B – The Selected Accounts

Selected Account ID	Account ID1	Selected Account ID	Account ID1	Selected Account ID	Account ID1	Selected Account ID	Account ID1
1	2026108046	7	2026103939	13	2026102310	19	2026104198
2	2026106067	8	2026108387	14	2026105838	20	2026101769
3	2026103396	9	2026102349	15	2026108345	21	2026103901
4	2026108788	10	2026104575	16	2026114509	22	2026104545
5	2026103478	11	2026103402	17	2026106080	23	2026100515
6	2026106523	12	2026107149	18	2026102616	24	2026121405
-	-	-	-	-	-	25	2026106125

1 The Company has assigned a unique ten-digit account ID to each dealer floorplan account in the Data Files. The Company’s ID referred to in this Exhibit are not the actual ID.

B-1

Exhibit B – The Selected Receivables

Selected Receivable ID	Receivable ID2	Selected Receivable ID	Receivable ID2	Selected Receivable ID	Receivable ID2	Selected Receivable ID	Receivable ID2
1	2026140796	32	2026116327	63	2026165532	94	2026119822
2	2026116716	33	2026156343	64	2026145564	95	2026125075
3	2026119385	34	2026163585	65	2026185334	96	2026119558
4	2026177180	35	2026150696	66	2026170918	97	2026123401
5	2026133217	36	2026139011	67	2026123364	98	2026112479
6	2026170367	37	2026150410	68	2026137901	99	2026157796
7	2026123399	38	2026164219	69	2026140250	100	2026135222
8	2026117111	39	2026146425	70	2026135479	101	2026130372
9	2026170345	40	2026104229	71	2026124436	102	2026107179
10	2026156292	41	2026134401	72	2026189883	103	2026148548
11	2026117814	42	2026147723	73	2026186384	104	2026110291
12	2026189467	43	2026143071	74	2026115147	105	2026138092
13	2026168375	44	2026125125	75	2026144693	106	2026116794
14	2026144176	45	2026106003	76	2026188959	107	2026133004
15	2026151001	46	2026107022	77	2026129684	108	2026127948
16	2026114636	47	2026118805	78	2026136978	109	2026186591
17	2026112467	48	2026114697	79	2026159395	110	2026118990
18	2026123854	49	2026125000	80	2026103717	111	2026136107
19	2026141592	50	2026116552	81	2026112574	112	2026177730
20	2026161301	51	2026144386	82	2026168581	113	2026178698
21	2026104542	52	2026106935	83	2026108596	114	2026121426
22	2026109107	53	2026144729	84	2026150630	115	2026124159
23	2026182656	54	2026108332	85	2026164521	116	2026139526
24	2026105177	55	2026110125	86	2026127486	117	2026118039
25	2026157882	56	2026152845	87	2026154189	118	2026127824
26	2026150654	57	2026173058	88	2026112678	119	2026127117
27	2026103217	58	2026195911	89	2026119676	120	2026137615
28	2026119259	59	2026165461	90	2026117860	121	2026111699
29	2026134160	60	2026134099	91	2026179007	122	2026149509
30	2026171312	61	2026139192	92	2026147139	123	2026149512
31	2026170112	62	2026125390	93	2026162214	124	2026157917
						125	2026146604

2 The Company has assigned a unique ten-digit account ID to each dealer floorplan receivable in the Data Files. The Company’s ID referred to in this Exhibit are not the actual ID.

B-2

Exhibit C – Exception

Selected Account ID	Company Account Number	Attribute	Per Accounts Data File	Per Provided Information
25	2026106125	Used Margin	2.82%	2.32%

C-1